Cover	Mar. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2026
Entity File Number	001-42957
Entity Registrant Name	VERSIGENT LIMITED
Entity Central Index Key	0002078008
Entity Tax Identification Number	98-1868085
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	Spitalstrasse 5
Entity Address, City or Town	Schaffhausen
Entity Address, Country	CH
Entity Address, Postal Zip Code	8200
City Area Code	52
Local Phone Number	580 96 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Trading Symbol	VGNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false